Loans and financing - Rollforward of loans and financing (Detail) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 26, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period			R$ 3,518,156	R$ 2,756,126
Proceeds			1,936,223	813,328
Variarion of conversion right			755,354
Debt acknowled-gment			527,375
Business combination – Azul Conecta			16,540
Payment of principal			(192,408)	(176,106)
Payment of interest			(193,741)	(165,598)
Interest incurred			282,609	189,991
Exchange differences				90,015
Foreing exchanges variations			690,812	10,400
Amortised cost			19,594
Total loans and financing			3,518,156	2,756,126	R$ 7,360,514	R$ 3,518,156	R$ 2,756,126
Current					858,332	481,227	158,813
Non-current					R$ 6,502,182	R$ 3,036,929	2,597,313
Convertible debt
Disclosure of detailed information about borrowings [line items]
Variarion of conversion right	R$ 755,354	R$ 755,354
Total loans and financing		R$ 1,745,900
In foreign currency – US$ | Working capital
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.						5.90%
Effective rate p.a.					6.20%	5.70%
Balance in the biginning of the period			1,727,882	1,656,947
Proceeds			4,682
Payment of principal			(907)	(350)
Payment of interest			(137,795)	(96,970)
Interest incurred			132,033	94,610
Exchange differences				70,629
Foreing exchanges variations			504,766	3,016
Amortised cost			6,183
Total loans and financing			1,727,882	1,656,947	R$ 2,236,844	R$ 1,727,882	1,656,947
In foreign currency – US$ | Working capital | LIBOR
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)						0.88%
In foreign currency – US$ | Working capital | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					1.00%
In foreign currency – US$ | Working capital | Top of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					5.90%
In foreign currency – US$ | Debentures
Disclosure of detailed information about borrowings [line items]
Effective rate p.a.					20.50%
Balance in the biginning of the period			0
Proceeds			1,702,155
Variarion of conversion right			755,354
Payment of principal			0
Payment of interest			0
Interest incurred			25,116
Foreing exchanges variations			(82,358)
Amortised cost			19,437
Total loans and financing			0		R$ 2,419,704	R$ 0
In foreign currency – US$ | Debentures | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					6.00%
In foreign currency – US$ | Debentures | Top of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					7.50%
In foreign currency – US$ | Aircraft and engines
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.						6.07%
Effective rate p.a.					5.60%	5.50%
Balance in the biginning of the period			896,232	100,042
Proceeds				813,328
Payment of principal			(111,703)	(43,795)
Payment of interest			(23,880)	(24,047)
Interest incurred			54,178	28,076
Exchange differences				19,386
Foreing exchanges variations			268,404	3,242
Amortised cost			1,474
Total loans and financing			896,232	100,042	R$ 1,084,705	R$ 896,232	100,042
In foreign currency – US$ | Aircraft and engines | LIBOR 6 months
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					2.00%
In foreign currency – US$ | Aircraft and engines | LIBOR
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)						2.55%
In foreign currency – US$ | Aircraft and engines | US Treasury
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)						3.25%
In foreign currency – US$ | Aircraft and engines | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					4.70%
In foreign currency – US$ | Aircraft and engines | Bottom of range | LIBOR 3 months
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					2.40%
In foreign currency – US$ | Aircraft and engines | Top of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					6.00%
In foreign currency – US$ | Aircraft and engines | Top of range | LIBOR 3 months
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					2.90%
In local currency – R$ | Working capital
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.						5.00%
Effective rate p.a.					4.10%	7.20%
Balance in the biginning of the period			37,355	75,757
Proceeds			229,386
Debt acknowled-gment			527,375
Business combination – Azul Conecta			4,975
Payment of principal			(58,746)	(37,752)
Payment of interest			(3,366)	(5,059)
Interest incurred			39,365	3,520
Foreing exchanges variations				889
Amortised cost			107
Total loans and financing			37,355	75,757	R$ 776,481	R$ 37,355	75,757
In local currency – R$ | Working capital | Fixed interest rate -TJLP
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					5.00%
In local currency – R$ | Working capital | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					5.00%
In local currency – R$ | Working capital | Bottom of range | Local interbank deposit certificate rate - CDI
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					2.00%
Variable interest rate basis						125.00%
In local currency – R$ | Working capital | Top of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					10.70%
In local currency – R$ | Working capital | Top of range | Local interbank deposit certificate rate - CDI
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					6.00%
Variable interest rate basis						126.00%
In local currency – R$ | Debentures
Disclosure of detailed information about borrowings [line items]
Effective rate p.a.					2.90%	6.80%
Balance in the biginning of the period			692,407	730,519
Payment of principal			0	(64,345)
Payment of interest			(18,459)	(26,784)
Interest incurred			24,238	49,808
Foreing exchanges variations				3,209
Amortised cost			(7,282)
Total loans and financing			692,407	730,519	R$ 690,904	R$ 692,407	730,519
In local currency – R$ | Debentures | Local interbank deposit certificate rate - CDI
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					3.00%
In local currency – R$ | Debentures | Bottom of range | Local interbank deposit certificate rate - CDI
Disclosure of detailed information about borrowings [line items]
Variable interest rate basis						117.00%
In local currency – R$ | Debentures | Top of range | Local interbank deposit certificate rate - CDI
Disclosure of detailed information about borrowings [line items]
Variable interest rate basis						122.00%
In local currency – R$ | Aircraft and engines
Disclosure of detailed information about borrowings [line items]
Effective rate p.a.					6.10%	4.50%
Balance in the biginning of the period			164,280	192,861
Business combination – Azul Conecta			11,565
Payment of principal			(21,052)	(29,864)
Payment of interest			(10,241)	(12,738)
Interest incurred			7,649	13,977
Foreing exchanges variations				44
Amortised cost			(325)
Total loans and financing			R$ 164,280	R$ 192,861	R$ 151,876	R$ 164,280	R$ 192,861
In local currency – R$ | Aircraft and engines | Fixed interest rate -TJLP
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					5.00%
In local currency – R$ | Aircraft and engines | SELIC
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)						5.46%
In local currency – R$ | Aircraft and engines | Bottom of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					6.00%	6.00%
In local currency – R$ | Aircraft and engines | Bottom of range | SELIC
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					2.80%
In local currency – R$ | Aircraft and engines | Top of range
Disclosure of detailed information about borrowings [line items]
Nominal rate p.a.					6.50%	6.50%
In local currency – R$ | Aircraft and engines | Top of range | SELIC
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)					5.50%